111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

August 18, 2016

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 260 (the “Fund”)

(File No. 333-211891) (CIK# 1676332)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Act”) of units representing the ownership of interests in the Fund. The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on June 7, 2016. The Fund consists of a unit investment trust, Smart Trust, Rising Interest Rates Hedge Trust, Series 7 (the “Trust”). We received verbal comments from the staff of the Commission in a telephone conversation between Matthew Wirig and Anu Dubey on July 11, 2016, requesting that we make certain changes to the Registration Statement and address certain other concerns. We amended the Registration Statement in response to those comments on July 13, 2016. In a telephone conversation between Anu Dubey and Matthew Wirig on July 14, 2016, we were notified that the staff of the Commission had no additional comments to the Registration Statement. On August 8, 2016, we provided Anu Dubey with additional disclosure to be included in the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust. In an August 9, 2016 call between Matthew Wirig and Anu Dubey, the staff indicated that they approved the proposed disclosure changes and had no additional comments.

The staff of the Commission requested that the registrant represent in writing that it will not use the staff’s comment process as a defense in any securities related litigation against it (i.e. a “Tandy” letter). These representations have been made under separate cover included in the Registration Statement.

In addition to this amendment and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Fund, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

The trust agreement was entered into today and Securities (as defined in the trust agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of Hennion & Walsh, Inc., documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP

SRA/lew